Revenue Recognition - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Refund liabilities	$ 23		$ 23	$ 28
Uncollectible accounts, reserves	21		17	$ 17
Deferred revenue increased related to cash received from customers	172		402
Revenue recognized related to deferred revenue	100		159
Revenue recognized from performance obligations satisfied in previous periods	$ 30	$ 35	$ 51